AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Industrials – 17.6%
Aerospace & Defense – 6.0%
Curtiss-Wright Corp.	57,136	$8,579,542
Hexcel Corp.	57,700	3,431,419
Raytheon Technologies Corp.	246,924	24,462,760
Textron, Inc.	234,313	17,428,201

		53,901,922

Air Freight & Logistics – 0.9%
Expeditors International of Washington, Inc.	82,404	8,500,797

Construction & Engineering – 0.9%
EMCOR Group, Inc.	69,020	7,773,723

Electrical Equipment – 2.6%
Acuity Brands, Inc.	29,673	5,617,099
Emerson Electric Co.	184,999	18,139,152

		23,756,251

Machinery – 2.8%
Altra Industrial Motion Corp.	65,876	2,564,553
Middleby Corp. (The)(a)	19,341	3,170,764
Toro Co. (The)	60,500	5,172,145
Westinghouse Air Brake Technologies Corp.	149,297	14,357,892

		25,265,354

Professional Services – 1.5%
Robert Half International, Inc.	114,277	13,048,148

Road & Rail – 1.8%
Knight-Swift Transportation Holdings, Inc.	311,023	15,694,220

Trading Companies & Distributors – 1.1%
MSC Industrial Direct Co., Inc. - Class A	115,298	9,824,542

		157,764,957

Health Care – 17.0%
Biotechnology – 3.4%
Amgen, Inc.	97,835	23,658,460
Regeneron Pharmaceuticals, Inc.(a)	10,030	7,005,152

		30,663,612

Health Care Providers & Services – 6.4%
Anthem, Inc.	71,857	35,297,595
Cigna Corp.	70,762	16,955,283
Quest Diagnostics, Inc.	36,209	4,955,564

		57,208,442

Life Sciences Tools & Services – 3.1%
Bio-Rad Laboratories, Inc. - Class A(a)	21,746	12,248,000
PerkinElmer, Inc.(b)	86,379	15,069,680

		27,317,680

Company	Shares	U.S. $ Value

Pharmaceuticals – 4.1%
Pfizer, Inc.	245,890	$12,729,725
Roche Holding AG (Sponsored ADR)	483,050	23,867,501

		36,597,226

		151,786,960

Financials – 16.3%
Banks – 6.3%
JPMorgan Chase & Co.	125,708	17,136,515
Wells Fargo & Co.	807,805	39,146,230

		56,282,745

Capital Markets – 3.7%
Goldman Sachs Group, Inc. (The)	64,070	21,149,507
Northern Trust Corp.	104,333	12,149,578

		33,299,085

Consumer Finance – 0.9%
Capital One Financial Corp.	59,743	7,843,659

Diversified Financial Services – 3.7%
Berkshire Hathaway, Inc. - Class B(a)	94,011	33,177,422

Insurance – 1.7%
Aflac, Inc.	123,973	7,982,621
Allstate Corp. (The)	53,727	7,441,727

		15,424,348

		146,027,259

Consumer Discretionary – 11.7%
Auto Components – 0.8%
BorgWarner, Inc.	190,851	7,424,104

Distributors – 1.9%
LKQ Corp.	383,116	17,397,298

Household Durables – 1.9%
DR Horton, Inc.	224,421	16,721,609

Multiline Retail – 2.5%
Target Corp.	104,302	22,134,970

Specialty Retail – 4.2%
AutoZone, Inc.(a)	5,713	11,680,686
Lowe’s Cos., Inc.	60,070	12,145,553
Murphy USA, Inc.	28,590	5,716,856
Ulta Beauty, Inc.(a)	21,100	8,402,442

		37,945,537

Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.(a)	12,425	3,401,592

		105,025,110

Information Technology – 10.1%
Communications Equipment – 3.4%
Ciena Corp.(a)	178,467	10,820,454
Cisco Systems, Inc.	282,582	15,756,772
F5, Inc.(a)	16,467	3,440,780

		30,018,006

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 1.2%
Keysight Technologies, Inc.(a)	67,822	$10,713,842

IT Services – 4.7%
Cognizant Technology Solutions Corp. - Class A	225,696	20,238,160
FleetCor Technologies, Inc.(a)	60,239	15,003,125
Maximus, Inc.	94,447	7,078,803

		42,320,088

Semiconductors & Semiconductor Equipment – 0.8%
MKS Instruments, Inc.	48,241	7,236,150

		90,288,086

Communication Services – 5.9%
Diversified Telecommunication Services – 5.9%
Comcast Corp. - Class A	511,763	23,960,744
Verizon Communications, Inc.	573,890	29,233,956

		53,194,700

Consumer Staples – 5.7%
Food & Staples Retailing – 2.2%
Walmart, Inc.	133,664	19,905,243

Tobacco – 3.5%
Philip Morris International, Inc.	329,754	30,977,091

		50,882,334

Energy – 5.1%
Energy Equipment & Services – 0.8%
Helmerich & Payne, Inc.	175,932	7,526,371

Oil, Gas & Consumable Fuels – 4.3%
Chevron Corp.	47,094	7,668,316
ConocoPhillips	83,911	8,391,100
EOG Resources, Inc.	114,028	13,595,558
Phillips 66	98,110	8,475,723

		38,130,697

		45,657,068

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) – 1.4%
Weyerhaeuser Co.	329,110	12,473,269

Real Estate Management & Development – 2.3%
CBRE Group, Inc. - Class A(a)	221,127	20,237,543

		32,710,812

Materials – 3.2%
Chemicals – 1.3%
Mosaic Co. (The)	172,140	11,447,310

Company	Shares	U.S. $ Value

Metals & Mining – 1.9%
BHP Group Ltd. (Sponsored ADR)	112,308	$8,675,793
Steel Dynamics, Inc.	101,368	8,457,132

		17,132,925

		28,580,235

Utilities – 1.0%
Electric Utilities – 1.0%
IDACORP, Inc.	79,565	9,178,619

Total Common Stocks (cost $668,359,936)		871,096,140

SHORT-TERM INVESTMENTS – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(c) (d) (e) (cost $30,601,811)	30,601,811	30,601,811

Total Investments – 100.7% (cost $698,961,747)(f)		901,697,951
Other assets less liabilities – (0.7)%		(5,882,082)

Net Assets – 100.0%		$895,815,869

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $209,134,162 and gross unrealized depreciation of investments was $(6,397,958), resulting in net unrealized appreciation of $202,736,204.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Growth and Income Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$871,096,140	$—	$—	$871,096,140
Short-Term Investments	30,601,811	—	—	30,601,811

Total Investments in Securities	901,697,951	—	—	901,697,951
Other Financial Instruments(b)	—	—	—	—

Total	$901,697,951	$—	$—	$901,697,951

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$16,507	$85,761	$71,666	$30,602	$3
Government Money Market Portfolio*	6,838	1,362	8,200	0	0	**
Total	$23,345	$87,123	$79,866	$30,602	$3

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.